CM ADVISORS
FAMILY OF FUNDS

FILED VIA EDGAR

November 7, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CM Advisors Family of Funds
File No. 333-101585

Ladies and Gentlemen:

On behalf of CM Advisors Family of Funds (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL).  The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on November 2, 2017 (accession number 0001398344-17-014073). The purpose of the 497(c) filing was to eliminate the redemption fee for all shareholder redemptions on or after October 27, 2017.

Please contact the undersigned at 513-587-3454 if you have any questions concerning this filing.

Very truly yours,

/s/ Bo J. Howell

Bo J. Howell
Assistant Secretary

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Cincinnati Ohio 45246